Supplemental Cash Flow Information - Summary of Changes in Liabilities Arose From Financing Activities (Details) - CAD ($) $ in Thousands	9 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	$ 13,717	$ 13,964
Cash Flows	(838)	(1,142)
Non-cash changes, Acquisition	161	4,449
Non-cash changes, Debt forgiven/ Settlement/ Disposal	0	(4,242)
Non-cash changes, Europe B.V Sale	(9,429)
Non-cash changes, Accretion		8
Non-cash changes, Foreign exchange movements and change in estimates	(87)	190
Ending balance	3,524	13,227
Deferred Acquisition Payments
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	314	284
Cash Flows	(312)	0
Non-cash changes, Acquisition	0	0
Non-cash changes, Debt forgiven/ Settlement/ Disposal	0	0
Non-cash changes, Europe B.V Sale	0
Non-cash changes, Accretion		8
Non-cash changes, Foreign exchange movements and change in estimates	(2)	7
Ending balance	0	299
Leases
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	13,403	13,680
Cash Flows	(526)	(1,142)
Non-cash changes, Acquisition	161	207
Non-cash changes, Debt forgiven/ Settlement/ Disposal	0	0
Non-cash changes, Europe B.V Sale	(9,429)
Non-cash changes, Accretion		0
Non-cash changes, Foreign exchange movements and change in estimates	(85)	183
Ending balance	$ 3,524	12,928
Debentures
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance		0
Cash Flows		0
Non-cash changes, Acquisition		4,242
Non-cash changes, Debt forgiven/ Settlement/ Disposal		(4,242)
Non-cash changes, Accretion		0
Non-cash changes, Foreign exchange movements and change in estimates		0
Ending balance		$ 0